Property and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of property and equipment

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

Additions	-	119	-	11	93	223
Depreciation	(80)	(260)	(5)	(20)	-	(365)
Transfer	48	120	-	4	(172)	-

Balance at June 30, 2025	$1,331	$1,264	$23	$52	$99	$2,769

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Cost	$11,684	$26,166	$377	$1,147	$178	$39,552

Accumulated depreciation	(10,321)	(24,881)	(349)	(1,090)	-	(36,641)

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

Cost	$11,732	$26,405	$377	$1,162	$99	$39,775

Accumulated depreciation	(10,401)	(25,141)	(354)	(1,110)		(37,006)

Balance at June 30, 2025	$1,331	$1,264	$23	$52	$99	$2,769